PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Plant and equipment consisted of the following:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000
At cost:
Office equipment	43	277
Machinery and equipment	37,185	42,098
Motor vehicles	891	1,000
	38,119	43,375
Less: Accumulated depreciation	(7,886)	(10,238)
Plant and equipment, net	30,233	33,137